Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

	Balance at Beginning of Period	Charged to Expenses	Adjustments to Valuation Accounts	Deductions	Balance at End of Period
2010 - Allowance for doubtful accounts	$1,222	$1,022	$—	$(318)	$1,926
2011 - Allowance for doubtful accounts	1,926	1,447	—	(1,875)	1,498
2012 - Allowance for doubtful accounts	1,498	1,064	—	(394)	2,168